United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Three Canal Plaza, Portland, ME 04101

(Address of principal executive offices)      (Zip code)

Foreside Management Services, LLC, Three Canal Plaza, Portland, ME 04101

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780 – Large Cap Equity

Date of fiscal year end:       6/30

Date of reporting period:     12/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Large Cap Equity Fund
Class AMF/IICAX

SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2024, to December 31, 2024. You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund expenses for the last six months?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class AMF/IICAX)	$78	1.50%

KEY FUND STATISTICS
Fund net assets	$51,465,229
Total Number of Portfolio Holdings	51
Portfolio turnover rate as of the end of the reporting period	1%

PORTFOLIO DIVERSIFICATION (% OF TOTAL NET ASSETS)
Information Technology	29.9%
Financials	17.6%
Consumer Discretionary	10.8%
Health Care	10.4%
Communication Services	8.3%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.9%
Real Estate	1.8%
Materials	1.6%
Utilities	1.6%

Where can I find more information?

At www.amffunds.com, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.

You can also request this information by contacting us at 1-800-247-9780.

Large Cap Equity Fund

Class H/IICHX

SEMI-ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about the Large Cap Equity Fund (“Fund”) for the period of July 01, 2024, to December 31, 2024. You can find additional information about the Fund at www.amffunds.com. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund expenses for the last six months?

(Based on a hypothetical $10,000 investment)

FUND (CLASS)	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Large Cap Equity Fund (Class H/IICHX)	$72	1.39%

KEY FUND STATISTICS
Fund net assets	$51,465,229
Total Number of Portfolio Holdings	51
Portfolio turnover rate as of the end of the reporting period	1%

PORTFOLIO DIVERSIFICATION (% OF TOTAL NET ASSETS)
Information Technology	29.9%
Financials	17.6%
Consumer Discretionary	10.8%
Health Care	10.4%
Communication Services	8.3%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.9%
Real Estate	1.8%
Materials	1.6%
Utilities	1.6%

Where can I find more information?

At www.amffunds.com, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.

You can also request this information by contacting us at 1-800-247-9780.

Item 2.	Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AMF – Large Cap Equity Fund

Semi - Annual Report

December 31, 2024

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Banks	1.6%
Citigroup, Inc.		4,800	$337,872
JPMorgan Chase & Co.		2,000	479,420
			817,292
Capital Goods	4.0%
Cummins, Inc.		5,850	2,039,310
Consumer Discretionary Distribution & Retail	0.3%
Tractor Supply Co.		2,500	132,650
Consumer Durables & Apparel	0.2%
Lululemon Athletica, Inc.(a)		200	76,482
Consumer Services	1.8%
Booking Holdings, Inc.		130	645,894
McDonald’s Corp.		1,000	289,890
			935,784
Diversified Financials	2.1%
CME Group, Inc.		2,500	580,575
Goldman Sachs Group (The), Inc.		900	515,358
			1,095,933
Energy	3.9%
ConocoPhillips		7,000	694,190
EOG Resources, Inc.		10,800	1,323,864
			2,018,054
Food & Staples Retailing	3.9%
Costco Wholesale Corp.		2,200	2,015,794
Health Care Equipment & Services	6.6%
HCA Healthcare, Inc.		5,000	1,500,750
McKesson Corp.		800	455,928
UnitedHealth Group, Inc.		2,892	1,462,947
			3,419,625
Household & Personal Products	1.4%
Procter & Gamble (The) Co.		4,400	737,660
Insurance	5.2%
Aflac, Inc.		6,000	620,640
Progressive (The) Corp.		8,500	2,036,685
			2,657,325
Materials	1.6%
Freeport-McMoRan, Inc.		10,000	380,800
LyondellBasell Industries N.V., Class A		6,000	445,620
			826,420
Media & Entertainment	7.0%
Alphabet, Inc., Class A		11,100	2,101,230
Comcast Corp., Class A		23,900	896,967
Meta Platforms, Inc., Class A		1,000	585,510
			3,583,707
Pharmaceuticals, Biotech & Life Sciences	3.8%
AbbVie, Inc.		8,000	1,421,600

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Bristol-Myers Squibb Co.		9,700	$548,632
			1,970,232
Real Estate	1.8%
American Tower Corp.		2,000	366,820
Public Storage		1,500	449,160
Simon Property Group, Inc.		637	109,698
			925,678
Retailing	6.6%
Home Depot (The), Inc.		4,200	1,633,758
Lowe’s Cos., Inc.		6,000	1,480,800
Target Corp.		2,000	270,360
			3,384,918
Semiconductors & Semiconductor Equipment	12.5%
Broadcom, Inc.		10,400	2,411,136
KLA Corp.		1,500	945,180
Microchip Technology, Inc.		16,800	963,480
NVIDIA Corp.		15,000	2,014,350
Texas Instruments, Inc.		400	75,004
			6,409,150
Software & Services	12.5%
Accenture PLC, Class A		5,000	1,758,950
Intuit, Inc.		1,000	628,500
Mastercard, Inc., Class A		4,200	2,211,594
Microsoft Corp.		4,350	1,833,525
			6,432,569
Technology Hardware & Equipment	11.6%
Apple, Inc.		8,900	2,228,738
Arista Networks, Inc.(a)		12,000	1,326,360
Cisco Systems, Inc.		4,500	266,400
Garmin Ltd.		6,000	1,237,560
Motorola Solutions, Inc.		2,000	924,460
			5,983,518
Telecommunication Services	1.3%
T-Mobile U.S., Inc.		2,500	551,825
Verizon Communications, Inc.		3,500	139,965
			691,790
Transportation	4.3%
CSX Corp.		48,000	1,548,960
FedEx Corp.		2,400	675,192
			2,224,152
Utilities	1.6%
NextEra Energy, Inc.		11,700	838,773
TOTAL COMMON STOCKS
(Cost $24,818,273)			49,216,816

See notes to financial statements.

3

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	4.4%
Northern Institutional Treasury Portfolio, Premier Class, 4.29%*		2,254,485	$2,254,485
TOTAL INVESTMENT COMPANIES
(Cost $2,254,485)			2,254,485
TOTAL INVESTMENTS
(Cost $ 27,072,758)	100.0%		$51,471,301
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(6,072)
NET ASSETS	100.0%		$51,465,229

*	The rate presented is the 7-day effective yield in effect at December 31, 2024.

(a)	Non-income producing security.

See notes to financial statements.

4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

Large Cap Equity Fund
Assets:
Investments, at cost	$27,072,758
Investments, at value	51,471,301
Receivable for dividends and interest	30,619
Receivable for capital shares sold	2,544
Prepaid expenses	42,207
Total Assets	51,546,671
Liabilities:
Investment advisory fees payable (see Note B)	24,610
Distribution fees payable (see Note B)	4,134
Capital shares redeemed payable	29
Other fees payable	32,462
Cash Overdraft	9,568
Administration fees payable (see Note B)	10,639
Total Liabilities	81,442
Net Assets	$51,465,229
Class AMF
Net assets	$43,147,374
Shares of common stock outstanding	3,839,346
Net asset value per share	$11.24
Class H
Net assets	$8,317,855
Shares of common stock outstanding	746,110
Net asset value per share	$11.15
Net Assets
Paid in capital	$26,547,370
Distributable earnings	24,917,859
Net assets	$51,465,229

See notes to financial statements.

5

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Large Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$443,889
Total investment income	443,889
Operating expenses:
Investment advisory (see Note B)	169,322
Accounting	56,541
Administration (see Note B)	63,098
Distribution — Class AMF Shares (see Note B)	54,706
Professional	28,925
Registration (includes blue sky fees)	20,830
Insurance	4,252
Trustee	33,423
Printing	9,433
Other expenses	2,655
Total expenses before reductions	443,185
Expenses reduced by Investment Adviser	(26,050)
Expenses reduced by Distributor	(30,635)
Net expenses	386,500
Net investment income	57,389
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions	984,918
Change in unrealized appreciation on investments	2,199,976
Net realized and unrealized gains from investment activities	3,184,894
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,242,283

See notes to financial statements.

6

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$57,389	$187,341
Net realized gains from investment transactions	984,918	4,132,529
Change in unrealized appreciation on investments	2,199,976	4,566,816
Change in net assets resulting from operations	3,242,283	8,886,686
Distributions paid to shareholders
Class AMF Shareholders	(2,582,820)	(3,441,238)
Class H Shareholders	(501,725)	(709,656)
Total distributions paid to shareholders	(3,084,545)	(4,150,894)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	1,089,114	360,534
Value of shares issued to shareholders in reinvestment of dividends	2,322,119	3,070,947
Cost of shares redeemed	(1,492,914)	(5,266,782)
Class H Shares:
Proceeds from sale of shares	577,265	793,707
Value of shares issued to shareholders in reinvestment of dividends	1,808	1,838
Cost of shares redeemed	(150,844)	(2,222,328)
Change in net assets from capital transactions	2,346,548	(3,262,084)
Change in net assets	2,504,286	1,473,708
Net Assets:
Beginning of period	48,960,943	47,487,235
End of period	$51,465,229	$48,960,943

See notes to financial statements.

7

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	Six Months Ended December 31,		Year Ended June 30,
	2024 (Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.20		$10.19	$9.30	$10.33	$7.91	$7.96
Income (loss) from investment operations:
Net investment income(1)	0.01		0.04	0.05	0.04	0.04	0.05
Net realized and unrealized gains (losses) from investments	0.74		1.89	1.71	(0.45)	2.72	0.32
Total from investment operations	0.75		1.93	1.76	(0.41)	2.76	0.37
Less distributions:
From net investment income	(0.01)		(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
From net realized gains	(0.70)		(0.88)	(0.82)	(0.58)	(0.30)	(0.37)
Total distributions	(0.71)		(0.92)	(0.87)	(0.62)	(0.34)	(0.42)
Change in net asset value	0.04		1.01	0.89	(1.03)	2.42	(0.05)
Net asset value, end of period	$11.24		$11.20	$10.19	$9.30	$10.33	$7.91
Total return	6.61	%(2)	19.95%	20.16%	(5.06)%	35.61%	4.41%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$43,147		$41,093	$39,003	$35,608	$40,977	$32,305
Ratio of net expenses to average net assets	1.50	%(3)	1.68%	1.69%	1.61%	1.75%	2.01%
Ratio of net investment income to average net assets	0.20	%(3)	0.35%	0.52%	0.34%	0.42%	0.55%
Ratio of gross expenses to average net assets(4)	1.74	%(3)	1.83%	1.79%	1.71%	1.85%	2.11%
Portfolio turnover rate	1	%(2)	10%	8%	5%	17%	33%

(1)	Net investment income (loss) for the years ended June 30, 2023 and 2024 and for the period ended December 31, 2024 were calculated using the average shares outstanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	During the periods shown, certain fees were contractually and voluntarily reduced. If such contractual and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

8

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	Six Months Ended December 31,		Year Ended June 30,
	2024 (Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.12		$10.12	$9.24	$10.27	$7.87	$7.93
Income (loss) from investment operations:
Net investment income(1)	0.02		0.06	0.08	0.07	0.06	0.05
Net realized and unrealized gains (losses) from investments	0.73		1.88	1.70	(0.46)	2.70	0.33
Total from investment operations	0.75		1.94	1.78	(0.39)	2.76	0.38
Less distributions:
From net investment income	(0.02)		(0.06)	(0.08)	(0.06)	(0.06)	(0.07)
From net realized gains	(0.70)		(0.88)	(0.82)	(0.58)	(0.30)	(0.37)
Total distributions	(0.72)		(0.94)	(0.90)	(0.64)	(0.36)	(0.44)
Change in net asset value	0.03		1.00	0.88	(1.03)	2.40	(0.06)
Net asset value, end of period	$11.15		$11.12	$10.12	$9.24	$10.27	$7.87
Total return	6.62	%(2)	20.24%	20.48%	(4.86)%	35.86%	4.56%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$8,318		$7,868	$8,484	$7,526	$8,943	$6,793
Ratio of net expenses to average net assets	1.39	%(3)	1.47%	1.44%	1.36%	1.50%	1.76%
Ratio of net investment income to average net assets	0.31	%(3)	0.55%	0.77%	0.58%	0.67%	0.80%
Ratio of gross expenses to average net assets(4)	1.49	%(3)	1.57%	1.54%	1.46%	1.60%	1.86%
Portfolio turnover rate	1	%(2)	10%	8%	5%	17%	33%

(1)	Net investment income (loss) for the years ended June 30, 2023 and 2024 and for the period ended December 31, 2024 were calculated using the average shares outstanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	During the periods shown, certain fees were contractually and voluntarily reduced. If such contractual and voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

9

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

ORGANIZATION

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of December 31, 2024, the Trust is authorized to issue an unlimited number of shares, at no par value, of the Large Cap Equity Fund series (referred to as the “Fund”). The financial statements herein are those of the Fund; other series of the Trust are not included in this report.

The Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (the “Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is System Two Advisors L.P. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities if any, may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The prices for equity securities are generally provided by an independent third party pricing service approved by the Adviser, the Fund’s Valuation Designee, as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s debt and other fixed income securities if any, are generally valued at an evaluated bid price provided by an independent pricing source approved by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. If a pricing service is unable to provide valuations for a particular security or securities, or the Valuation Designee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Valuation Designee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Valuation Designee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

10

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Fund can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Equity Fund
Assets:
Common Stocks	$49,216,816	$—	$—	$49,216,816
Investment Companies	2,254,485	—	—	2,254,485
Total Investments	51,471,301	—	—	51,471,301

As of December 31, 2024, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 as of December 31, 2024, based on levels assigned to securities as of December 31, 2024.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board may determine from time to time. Net short-term and long-term capital gains, if any, are declared and paid annually.

The distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes in the financial statements as it is the policy of the Fund to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains to shareholders sufficient to relieve it from all, or substantially all, Federal income taxes.

For all open tax years and all major taxing jurisdictions, the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends as well as the most recent fiscal year end which has yet to be filed). Furthermore, the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

11

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Trust to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Certain expenses that arise in connection with a class of shares are charged to that class of shares.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

The Fund’s net asset values per share may fluctuate daily. The net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The value per share is rounded to the nearest whole cent ($0.01).

INDEMNIFICATION

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Trust expects the risk of loss to be remote.

B. Fees and transactions with affiliates were as follows:

FEES AND TRANSACTIONS WITH AFFILIATES

System Two Advisors, L.P. (“S2”), the Fund’s former investment sub-adviser, serves as investment adviser to the Fund. As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of the Fund.

The investment advisory fee rate for the Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the six months ended December 31, 2024, which cannot be recouped. For the six months ended December 31, 2024, the investment advisory fee for the Adviser is $169,322 and waived $26,050.

AACI serves the Trust as distributor (the “Distributor”).

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of the Fund.

The distribution fee rate for the Fund Class AMF Shares is 0.25% of average daily net assets. The Class H Shares do not have a distribution fee. For the six months ended December 31, 2024, the distribution fee for Class AMF is $54,706 and distribution fees waived are $30,635.

There were no brokerage commissions paid to the Distributor during the six months ended December 31, 2024.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has a Management and Administration Agreement (the “Agreement”) with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Fund. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Fund either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. Pursuant to the Agreement, the Fund pays Foreside an annual fee of $120,000 plus 0.01% of average daily net assets of the Fund; subject to an aggregate minimum annual fee of $125,000.

12

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2024 (Unaudited)

C. FUND SHARES

Transactions in shares of the Funds for the six months ended December 31, 2024 and the year ended June 30, 2024 were as follows:

	Large Cap Equity Fund
	Six Months Ended December 31, 2024	Year ended June 30, 2024
Shares Transactions Class AMF:
Sale of shares	93,712	34,348
Shares issued to shareholders in reinvestment of dividends	204,120	304,559
Shares redeemed	(126,466)	(497,528)
Net increase (decrease)	171,366	(158,621)
Shares outstanding
Beginning of Year/Period	3,667,980	3,826,601
End of period	3,839,346	3,667,980

Shares Transactions Class H:
Sale of shares	50,763	78,996
Shares issued to shareholders in reinvestment of dividends	160	183
Shares redeemed	(12,452)	(209,715)
Net increase (decrease)	38,471	(130,536)
Shares outstanding
Beginning of Year/Period	707,639	838,175
End of period	746,110	707,639

D. PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2024, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Large Cap Equity Fund
Purchases	$611,563
Sales	2,140,077

E. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended June 30, 2024 and 2023 for the Large Cap Equity Fund were as follows:

	Distributions paid from Ordinary Income	Net Long Term Gains		Total Taxable Distributions	Total Distributions Paid
2024
Large Cap Equity Fund	$187,277	$3,963,617	*	$4,150,894	$4,150,894
2023
Large Cap Equity Fund	254,273	3,698,221	*	3,952,494	3,952,494

*	In addition to the long-term capital gain distributions, during 2024 and 2023, the Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains of $227,562 and $82,674, respectively.
13

NOTES TO FINANCIAL STATEMENTS (concluded)

December 31, 2024 (Unaudited)

At December 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for Federal income tax purposes were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$26,821,008	$22,735,629	$(537,062)	$22,198,567

As of June 30, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Large Cap Equity Fund	$—	$2,561,554	$2,561,554	$—	$—	$22,198,567	$24,760,121

The tax character of current year distributions paid and the tax basis of the current components of distributable earnings/(accumulated deficit) and any net capital loss carryforwards will be determined at end of the current tax year. As of December 31, 2024, there were no differences in book and tax basis unrealized appreciation/(depreciation).

The Fund did not have any capital loss carryforwards at June 30, 2024.

Dividends and distributions are determined in accordance with Federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and Federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to tax equalization, expiration of capital loss carry-forwards and changes in tax characterization. These reclassifications have no impact on the total net assets or the net asset value per share of the Fund. At June 30, 2024, the following reclassifications were recorded:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Large Cap Equity Fund	$(227,562)	$227,562

F. TRUSTEE COMPENSATION

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $66,000 in fees during the semi-annual period ended December 31, 2024, for the entire Trust, which includes other funds in addition to the Fund. The Fund paid Trustee compensation in the amount of $33,000. In addition, the Fund reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

G. SUBSEQUENT EVENTS

Management has evaluated events from December 31, 2024, through the date that these financial statements were issued and has determined that there were no subsequent events to report that would have a material impact on the Fund’s financial statements.

14

DISTRIBUTOR

Austin Atlantic Capital Inc.

1 Alhambra Plaza, Suite 100

Coral Gables, FL 33134

ADVISER

System Two Advisors, L.P.

47 Maple Street, Suite 303A

Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60601

LEGAL COUNSEL

Vedder Price P.C.

222 North LaSalle Street

Chicago, IL 60601

CUSTODIAN

Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with the Funds’ accountants during the period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished hereto.

ITEM 16 – AMF N-CSR June 30, 2024

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)*	/s/ Troy M. Statczar
Troy M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Bunstine
David Bunstine, President
(Principal Executive Officer)

Date	February 27, 2025

By (Signature and Title)*	/s/ Troy M. Statczar
Troy M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2025

*	Print the name and title of each signing officer under his or her signature.